Statement of Cash Flows	12 Months Ended
Dec. 31, 2025
Non Cash Transactions [Abstract]
Statement of Cash Flows
48.	Statement of Cash Flows

(1)	Significant non-cash transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:

Transactions		2023	2024	2025
		In millions of won
Transfer from construction-in-progress to other assets	￦	10,090,726	15,059,467	10,256,534
Recognition of asset retirement cost and related provision for decommissioning costs		(292,120)	1,821,415	591,433
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		379,011	463,388	411,377
Transfer from long-term borrowings to current portion of long-term borrowings		5,779,487	8,417,793	8,742,102
Transfer from debt securities to current portion of debt securities		24,674,525	26,901,367	27,165,448
Transfer from inventory to stored nuclear fuel		827,279	1,002,036	1,194,976
Transfer of right-of-use assets due to change in accounting policy and others		261,862	132,495	100,430

(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2024 and 2025 are as follows:

		2024
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings	￦	19,839,652	604,841	—	214,888	20,659,381
Debt securities		113,792,178	(4,211,164)	—	2,293,005	111,874,019
Lease liabilities		3,807,880	(612,828)	119,161	385,243	3,699,456
Dividends Payable		4,574	(126,902)	—	127,391	5,063
Derivative liabilities (assets), net		(554,147)	545,483	—	(2,397,674)	(2,406,338)

	￦	136,890,137	(3,800,570)	119,161	622,853	133,831,581

		2025
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings	￦	20,659,381	1,506,642	—	(169,727)	21,996,296
Debt securities		111,874,019	(3,447,638)	—	(653,385)	107,772,996
Lease liabilities		3,699,456	(549,651)	90,362	(89,287)	3,150,880
Dividends Payable		5,063	(216,780)	—	213,036	1,319
Derivative liabilities (assets), net		(2,406,338)	621,571	—	(85,283)	(1,870,050)

	￦	133,831,581	(2,085,856)	90,362	(784,646)	131,051,441